BUSINESS ACQUISITIONS AND DISPOSALS - Pro forma results of operations (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pro forma:
Net revenues	₽ 443,178	₽ 435,694	₽ 434,757
Net income	55,881	48,465	46,887
Companies acquired in 2015
Pro forma:
Revenue of acquired entities since acquisition			2,133
Net loss of acquired entities since acquisition			₽ 447
Companies acquired in 2016
Pro forma:
Revenue of acquired entities since acquisition		1
Net loss of acquired entities since acquisition		₽ 15
Companies acquired in 2017
Pro forma:
Revenue of acquired entities since acquisition	37
Net loss of acquired entities since acquisition	₽ 105